FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency balances in current liabilities and non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Trade and other accounts payables	$ 2,133,572	$ 1,765,279
Accounts payable to related entities	12,875	7,444
Other provisions, current	14,221	15,072
Other non-financial liabilities, current	3,488,680	3,301,906
Total current liabilities	6,290,842	5,688,135
Non-current liabilities
Other financial liabilities, non-current	6,515,238	6,341,669
Accounts payable	491,762	418,587
Other provisions, non-current	623,846	926,736
Provisions for employees benefits, non-current	152,600
Total non-current liabilities	8,251,194	8,540,905
Up to 90 days
Current liabilities
Other financial liabilities, current	30,413	4,331
Trade and other accounts payables	817,925	616,032
Accounts payable to related entities	7,520	5,154
Other provisions, current	10	16
Other non-financial liabilities, current	11,031	15,634
Total current liabilities	866,899	641,167
91 days to 1 year
Current liabilities
Other financial liabilities, current	872	1,010
Trade and other accounts payables	8,639	9,583
Accounts payable to related entities	0	0
Other provisions, current	14,161	12,429
Other non-financial liabilities, current	5,330	6,099
Total current liabilities	29,002	29,121
More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	90,248	32,867
Accounts payable	22,407	72,783
Other provisions, non-current	44,993	49,427
Provisions for employees benefits, non-current	89,950	79,749
Total non-current liabilities	247,598	234,826
More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	2,791	2,871
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	2,791	2,871
More than 5 years
Non-current liabilities
Other financial liabilities, non-current	167,538	165,511
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	167,538	165,511
Argentine peso | Up to 90 days
Current liabilities
Trade and other accounts payables	5,203	2,074
Other non-financial liabilities, current	1,286	836
Total current liabilities	6,489	2,910
Argentine peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	133	132
Other non-financial liabilities, current	478	445
Total current liabilities	611	577
Argentine peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	2,685	3,570
Total non-current liabilities	2,685	3,570
Argentine peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Argentine peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | Up to 90 days
Current liabilities
Trade and other accounts payables	13,237	13,401
Total current liabilities	13,237	13,401
Brazilian real | 91 days to 1 year
Current liabilities
Trade and other accounts payables	765	922
Total current liabilities	765	922
Brazilian real | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Other provisions, non-current	37,227	42,244
Total non-current liabilities	37,227	42,244
Brazilian real | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current		0
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | More than 5 years
Non-current liabilities
Other financial liabilities, non-current		0
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Chilean peso | Up to 90 days
Current liabilities
Other financial liabilities, current	1,621	1,364
Trade and other accounts payables	175,057	128,838
Accounts payable to related entities	0	0
Other provisions, current	0	0
Other non-financial liabilities, current	3,916	4,338
Total current liabilities	180,594	134,540
Chilean peso | 91 days to 1 year
Current liabilities
Other financial liabilities, current	747	702
Trade and other accounts payables	1,556	1,560
Accounts payable to related entities	0	0
Other provisions, current	4	4
Other non-financial liabilities, current	2,688	4,026
Total current liabilities	4,995	6,292
Chilean peso | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	33,318	17,020
Accounts payable	16,477	16,774
Other provisions, non-current	1,996	0
Provisions for employees benefits, non-current	82,804	76,247
Total non-current liabilities	134,595	110,041
Chilean peso | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	2,749	2,500
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	2,749	2,500
Chilean peso | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	166,495	164,942
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	166,495	164,942
Euro | Up to 90 days
Current liabilities
Other financial liabilities, current	26,191	0
Trade and other accounts payables	48,804	54,744
Total current liabilities	74,995	54,744
Euro | 91 days to 1 year
Current liabilities
Other financial liabilities, current	6	0
Trade and other accounts payables	7	7
Total current liabilities	13	7
Euro | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	43,861	0
Other provisions, non-current	2,653	3,053
Total non-current liabilities	46,514	3,053
Euro | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	42	0
Other provisions, non-current	0	0
Total non-current liabilities	42	0
Euro | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	1,043	0
Other provisions, non-current	0	0
Total non-current liabilities	1,043	0
U.S. dollar | Up to 90 days
Current liabilities
Other financial liabilities, current	2,131	2,510
Trade and other accounts payables	513,970	350,635
Accounts payable to related entities	7,520	5,154
Other non-financial liabilities, current	3,185	7,305
Total current liabilities	526,806	365,604
U.S. dollar | 91 days to 1 year
Current liabilities
Other financial liabilities, current	0	0
Trade and other accounts payables	1,773	1,797
Accounts payable to related entities	0	0
Other non-financial liabilities, current	758	416
Total current liabilities	2,531	2,213
U.S. dollar | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	12,217	14,110
Accounts payable	4,397	54,441
Other provisions, non-current	102	165
Provisions for employees benefits, non-current	7,146	3,502
Total non-current liabilities	23,862	72,218
U.S. dollar | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
U.S. dollar | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
Other currency | Up to 90 days
Current liabilities
Other financial liabilities, current	470	457
Trade and other accounts payables	8,456	3,889
Other provisions, current	10	16
Other non-financial liabilities, current	1,522	1,699
Total current liabilities	63,656	68,512
Other currency | 91 days to 1 year
Current liabilities
Other financial liabilities, current	119	308
Trade and other accounts payables	81	121
Other provisions, current	14,157	12,425
Other non-financial liabilities, current	219	146
Total current liabilities	18,900	18,044
Other currency | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	852	1,737
Accounts payable	1,533	1,568
Total non-current liabilities	2,385	3,305
Other currency | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	371
Accounts payable	0	0
Total non-current liabilities	0	371
Other currency | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	569
Accounts payable	0	0
Total non-current liabilities	0	569
Colombian peso | Up to 90 days
Current liabilities
Trade and other accounts payables	0	0
Other non-financial liabilities, current	1,122	1,456
Total current liabilities	1,122	1,456
Colombian peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	0	0
Other non-financial liabilities, current	1,187	1,066
Total current liabilities	1,187	1,066
Colombian peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	330	395
Total non-current liabilities	330	395
Colombian peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Colombian peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Peruvian Sol | Up to 90 days
Current liabilities
Trade and other accounts payables	45,244	42,347
Peruvian Sol | 91 days to 1 year
Current liabilities
Trade and other accounts payables	4,301	4,994
Mexican peso | Up to 90 days
Current liabilities
Trade and other accounts payables	1,890	2,019
Mexican peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	0	0
Pound sterling | Up to 90 days
Current liabilities
Trade and other accounts payables	4,811	17,379
Pound sterling | 91 days to 1 year
Current liabilities
Trade and other accounts payables	18	11
Uruguayan peso | Up to 90 days
Current liabilities
Trade and other accounts payables	1,253	706
Uruguayan peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	$ 5	$ 39